U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

February 1, 2005

Via Edgar Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Potomac Insurance Trust (the “Trust”) File Nos.: 333-93813 and 811-09761

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the following Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated October 15, 2004, filed electronically as Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A on October 15, 2004:

•	Prospectus for the Dynamic VP HY Bond Fund; and
•	Statement of Additional Information for the Dynamic VP HY Bond Fund.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5348.

Sincerely yours,

/s/ Angela L. Pingel

Angela L. Pingel
for US Bancorp Fund Services, LLC